General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expenses
Administrative services fees	$ 8,998	$ 8,996	$ 8,513
Commercial management fees	4,463	4,890	4,610
Share-based compensation		1,357	760
Other expenses	2,961	7,552	3,626
Total	16,422	22,795	17,509
Transaction costs included in other general and administrative expenses	$ 1,799	$ 4,144	$ 0